Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Net	$ 74,900,000	$ 69,600,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	5,300,000
Net Operating Loss carryforward	$ 208,000,000
Expirations dates	2032 to 2037